SHARE-BASED AWARDS (Schedule of Assumptions Used) (Details)	Feb. 18, 2014
SHARE-BASED AWARDS [Abstract]
Risk-free interest rate	2.33%
Dividend yield	5.00%
Exercise multiple	2.50%
Expected volatility range	39.03%